COMMITMENTS AND CONTINGENCIES (Narrative) (Details)	12 Months Ended	61 Months Ended
	Jan. 30, 2016 USD ($) plantiff	Jan. 30, 2016 USD ($) plantiff	Feb. 10, 2016 USD ($)
Operating Lease Commitments [Abstract]
Operating Leases, Future Minimum Payments Due, Future Minimum Sublease Rentals	$ 700,000	$ 700,000
Letters of Credit [Abstract]
Letters of Credit Outstanding, Number	3	3
Letter of Credit Reimbursement and Security Agreement capacity	$ 120,000,000	$ 120,000,000
Second Letter of Credit Reimbursement and Security Agreement amount	110,000,000	110,000,000
Third Letter of Credit Reimbursement and Security Agreement Amount	100,000,000	100,000,000
Committed to letters of credit	210,100,000	210,100,000
Stand-by letters of credit	123,000,000	123,000,000
Surety Bonds [Abstract]
Surety bonds	47,900,000	47,900,000
Technology Assets [Member]
Communications and Information Technology [Abstract]
Total commitment	7,000,000	7,000,000
Telecom Contracts [Member]
Communications and Information Technology [Abstract]
Total commitment	$ 142,700,000	$ 142,700,000
Pending Or Threatened Litigation Multi State Litigation Member
Loss Contingency [Abstract]
Number of opt-in plaintiffs | plantiff		4,300
Family Dollar [Member] | Multi-District Litigation FLSA Violations [Member]
Communications and Information Technology [Abstract]
Summary Judgments Granted	60
Loss Contingency [Abstract]
Number of plaintiffs | plantiff	10
Family Dollar [Member] | Fair Credit Reporting Act Violation [Domain]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Maximum	$ 1,000	$ 1,000
Communications and Information Technology [Abstract]
Loss Contingency, Range of Possible Loss, Minimum	$ 100	$ 100
Subsequent Event [Member]
Letters of Credit [Abstract]
Stand-by letters of credit			$ 183,300,000